Deposits - Schedule of deposits (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Deposits [Line Items]
Deposits, gross	$ 131,329	$ 87,018
Equipment deposit provision, opening	(12,131)	(12,131)
Equipment deposit provision, reclassed	0	0
Equipment deposit provision	(12,131)	(12,131)
Deposits, net	119,198	74,887
ANDE [Member]
Deposits [Line Items]
Deposits, gross	22,472	6,524
Bodens Energi [Member]
Deposits [Line Items]
Deposits, gross	290	274
Atnorth [Member]
Deposits [Line Items]
Deposits, gross	329	310
Equipment deposits [Member]
Deposits [Line Items]
Deposits, gross	106,533	78,647
Vattenfall AB [Member]
Deposits [Line Items]
Deposits, gross	1,338	1,263
Brattys LLP [Member]
Deposits [Line Items]
Deposits, gross	$ 367	$ 0